SUBSEQUENT EVENTS (Details)					1 Months Ended				12 Months Ended
	Mar. 06, 2020 shares	Feb. 21, 2020 USD ($)	Jan. 01, 2020 USD ($)	Sep. 26, 2019 USD ($) subsidiary	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Feb. 29, 2020 USD ($) subsidiary $ / shares shares	Sep. 30, 2019 subsidiary	Dec. 31, 2020 $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Feb. 29, 2020 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Sep. 26, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Nov. 24, 2015 USD ($)
Number of subsidiaries disposed of | subsidiary								3
Remaining outstanding balance of convertible notes										$ 501,583	¥ 3,543,737		$ 59,485,752	¥ 414,127,908			¥ 375,257,140
Term of the notes									1 year
Common Stock, Par or Stated Value Per Share | $ / shares													$ 0.01			$ 0.01
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Refund claimed through civil suit					$ 8,100,000	¥ 57,500,000
Class A ordinary shares
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.01				$ 0.01			$ 0.01
12% Convertible Senior Notes Due 2018
Principal amount																		$ 40,050,000
Interest rate (as a percent)																		12.00%
The9 Computer, C9I Shanghai and Shanghai Kaie
Number of subsidiaries disposed of | subsidiary				3
Total consideration				$ 70,800,000											¥ 493,000,000
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Total consideration				$ 70,800,000											¥ 493,000,000
Subsequent Event
Number of subsidiaries disposed of | subsidiary							3
Aggregate consideration							$ 500,000
Subsequent Event | Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Refund claimed through civil suit					$ 8,300,000	¥ 57,500,000
Subsequent Event | Class A ordinary shares
Ordinary shares | shares							3,300,000
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001
Number of ordinary shares represented by each ADS | shares	3
Subsequent Event | ADS
Ordinary shares | shares							70,000
Subsequent Event | 12% Convertible Senior Notes Due 2018
Repayment of convertible notes		$ 4,800,000	$ 4,800,000
Remaining outstanding balance of convertible notes		$ 55,500,000	$ 55,500,000
Subsequent Event | Convertible notes issued to Iliad
Remaining outstanding balance of convertible notes							$ 55,500,000
Term of the notes							1 year
Principal amount							$ 500,000
Initial conversion price (in dollars per ADS) | $ / shares							$ 1.05
Interest rate (as a percent)							6.00%					6.00%
Period for exercising the right to convert							6 months
Subsequent Event | Convertible notes issued to Iliad | Maximum
Outstanding balance convertible							$ 150,000
Subsequent Event | Forecast
Repayment of convertible notes							$ 4,800,000
Subsequent Event | The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Percentage of consideration received							90
Total consideration | ¥												¥ 443,700,000